restructuring and other costs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
restructuring and other costs
Goods and services purchased	CAD 103	CAD 62
Employee benefits expense	36	417
Total	139	479
Restructuring
restructuring and other costs
Goods and services purchased	66	62
Employee benefits expense	26	112
Total	92	174
Other
restructuring and other costs
Goods and services purchased	37
Employee benefits expense	10	305
Total	CAD 47	CAD 305
Transformative compensation
restructuring and other costs
Requisite service period (in years)	0 years